SCHEDULE OF INTANGIBLE ASSETS AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
2021		$ 55,198
2022		55,198
2023		55,198
2024		29,043
2025		20,324
Thereafter		759,735
Total expense		$ 974,696	$ 989,052